SUPPLEMENTAL CASH FLOW DISCLOSURES	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURES	SUPPLEMENTAL CASH FLOW DISCLOSURES
Supplemental cash flow disclosures for 2021, 2020 and 2019 are as follows:

(in millions)	2021	2020	2019
Other payments
Interest paid	$1,419	$1,474	$1,537
Income taxes paid	$240	$162	$172